ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 23,292	$ 20,788
Government authorities	10,808	10,758
Accrued expenses	7,702	5,185
Other short-term liabilities	834	1,138
Accrued expenses and other liabilities, total	$ 42,636	$ 37,869